EARNINGS PER SHARE	0 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 22—EARNINGS PER SHARE:

The net income attributable to Teva and the weighted average number of shares used in computation of basic and diluted earnings per share for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012

	(U.S. $ in millions, except share data)
Net income attributable to Teva	$3,055	$1,269	$1,963+
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	*	*	*+
Net income used for the computation of diluted earnings per share	$3,055	$1,269	$1,963

Weighted average number of shares used in the computation of basic earnings per share	853	849	872
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs and PSUs	3	1	1
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	2	*	*
Weighted average number of shares used in the computation of diluted earnings per share	858	850	873

* Represents an amount of less than 0.5 million.

In computing dilutive earnings per share for the years ended December 31, 2014, 2013 and 2012, no account was taken of the potential dilution of the assumed exercise of employee stock options, amounting to 1 million, 7 million and 6 million weighted average shares, respectively, since they had an anti-dilutive effect on earnings per share.